Accrued Expenses and Other Current Liabilities (Details) - Schedule of Accrued Expenses and Other Current Liabilities - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and employee benefits		$ 9,541	$ 7,846
Accrued expenses	[1]	4,242	3,946
Advance from customers	[2]	484	692
Others		440	665
Total		$ 14,707	$ 13,149

[1]	Accrued expenses mainly represent accrued freight charges and other accrued expensed related to the business operation.
[2]	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2021 and 2022 had been recognized as revenue for the years ended December 31, 2022 and 2023, respectively. The Group expects to recognize the balance as of December 31, 2023 as revenue within the next 12 months.